SCHEDULE OF EARNINGS PER SHARE, BASIC AND DILUTED (Details) - USD ($)	6 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Loss per share
Loss attributable to the Company	$ (5,175,002)	$ (1,815,843)
Weighted average number of common shares outstanding – Basic	17,807,886	12,755,658
Dilutive securities -unexercised warrants and options
Weighted average number of common shares outstanding – diluted	17,807,886	12,755,658
Loss per share – Basic	$ (0.29)	$ (0.14)
Loss per share – Diluted	$ (0.29)	$ (0.14)